SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total assets	$ 51,751	$ 27,318
Business services
Disclosure of operating segments [line items]
Total assets	18,132	7,613
Infrastructure services
Disclosure of operating segments [line items]
Total assets	10,619	11,640
Industrials
Disclosure of operating segments [line items]
Total assets	22,742	7,650
Corporate and other
Disclosure of operating segments [line items]
Total assets	$ 258	$ 415